Intangible and Other Assets Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets by Major Class [Line Items]
Cost incurred to renew or extend term for domain names	$ 2,400,000
Weighted average renewal period for registration fees	1 year
Amortization expense for internet domains	520,000	1,200,000	1,600,000
Estimated amortization expense based on current amount of domains, 2013	280,000
Estimated amortization expense based on current amount of domains, 2014	40,000
Estimated amortization expense based on current amount of domains, 2015	$ 0